Annual Fund Operating Expenses - Xtrackers J P Morgan ESG USD High Yield Corporate Bond ETF - Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	Oct. 01, 2021
Operating Expenses:
Management fee	0.20%
Other Expenses	none
Total annual fund operating expenses	0.20%